Guarantees, Commitments and Pledged Assets - Schedule of Various Guarantees and Indemnifications (Detail) - CAD ($)	Oct. 31, 2017	Oct. 31, 2016
Standby letters of credit and letters of guarantee [member]
Guarantees commitments and pledged assets [Line Items]
Maximum potential amount of future payments	$ 35,376,000,000	$ 35,523,000,000
Liquidity facilities [member]
Guarantees commitments and pledged assets [Line Items]
Maximum potential amount of future payments	4,043,000,000	4,996,000,000
Derivatives [member]
Guarantees commitments and pledged assets [Line Items]
Maximum potential amount of future payments	6,969,000,000	5,398,000,000
Indemnifications [member]
Guarantees commitments and pledged assets [Line Items]
Maximum potential amount of future payments	$ 571,000,000	$ 587,000,000